Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll		$ 790,815	$ 455,442
Dividends due to former shareholders of Zhejiang Jingyuxin	[1]	172,534	186,737
Other current liabilities		373,619	513,724
Accrued expenses and other current liabilities, net		$ 1,336,968	$ 1,155,903

[1]	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.